Commitments and Contingencies - Contractual Obligation (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Other Commitments [Line Items]
Total	$ 46,958
2021	47,672
2022	(319)
2023	(269)
2024	(104)
2025	(22)
2026 and thereafter	0
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	48,460
2021	48,460
2022	0
2023	0
2024	0
2025	0
2026 and thereafter	0
Future, minimum, charter-in hire payments (2) [Member]
Other Commitments [Line Items]
Total	(474)
2021	(474)
2022	0
2023	0
2024	0
2025	0
2026 and thereafter	0
Office Rent [Member]
Other Commitments [Line Items]
Total	(1,028)
2021	(314)
2022	(319)
2023	(269)
2024	(104)
2025	(22)
2026 and thereafter	$ 0